PREMISES AND EQUIPMENT, NET - Schedule of Premises and Equipment (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	$ 5,406,874	[1]	$ 5,906,064	$ 6,522,534
Disposal groups classified as held for sale | Banistmo S.A.
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	90,536
Premises and equipment for own use, net
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	2,410,891		2,650,602	2,525,254
Premises and equipment in operating leases, net
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	$ 2,995,983		$ 3,255,462	$ 3,997,280

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.